RESEARCH AND DEVELOPMENT	12 Months Ended
Dec. 31, 2015
Research and Development [Abstract]
RESEARCH AND DEVELOPMENT
RESEARCH AND DEVELOPMENT

The components of research and development costs consist of the following:

	2015	2014	2013
Gross research and development	$74,599	$82,649	$75,980
Government tax credits	(579)	(1,712)	(2,868)
	$74,020	$80,937	$73,112